Cover	Jan. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity File Number	001-39505
Entity Registrant Name	Jupiter Acquisition Corporation
Entity Central Index Key	0001817868
Entity Tax Identification Number	85-1508739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11450 SE Dixie Hwy
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Hobe Sound
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33455
City Area Code	(212)
Local Phone Number	207-8884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	JAQCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	JAQC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	JAQCW
Security Exchange Name	NASDAQ